united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/15

Item 1. Reports to Stockholders.

QES Credit Long/Short

Strategy Fund

Semi-Annual Report

June 30, 2015

Class A Shares (QXCAX)

1-844-798-3877

www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

Dear Shareholders,

This Semi-Annual Report for the QES Credit/Long Short Strategy Fund covers the period from inception of investment operations for the Fund on February 2, 2015 to June 30, 2015 (“the period”). During the period, the Fund had a negative return of 6.83%. The Fund’s initial investment objective was to track the QES Credit Long/Short Index (before Fund fees and expenses). The Index is derived from rules-based proprietary models that may be long, neutral or short instruments that, together, are intended to generally track the returns of the aggregate U.S. convertible bond market.

During the period, the convertible bond market did not exhibit strong directional trends under which the Index performs best. In light of investor demand for QES’s other fixed-income strategies, the Fund’s Board decided to change the investment objective, principal investment strategy and name of the Fund effective June 30, 2015. On May 11, 2015, the Fund filed a supplement advising investors that it would invest its assets in cash until at least the effective date of the changes. From February 2, 2015, when the Fund was launched, until May 11, 2015, the Fund declined by 6.83%; while the QES Credit Long/Short Index declined by 5.94% on a total return basis.

The Fund’s name has been changed to the QES Dynamic Fund with a ticker symbol of “QXHYX.” The QES Dynamic Fund seeks investment results before fees and expenses that are similar to those of the U.S. corporate high-yield bond market. Its principal investment strategy is to invest in a combination of (i) investment grade and high-yield fixed income securities, (ii) dividend-paying common stocks, and (iii) exchange-traded U.S. Government fixed-income futures and equity index futures that it believes will, in combination, provide returns similar to the U.S. corporate high-yield bond market, while maintaining reasonable liquidity. The Fund began pursuing this strategy on July 13, 2015. Further information about the QES Dynamic Fund can be found in the Fund’s prospectus at www.qesfunds.com.

We thank you for your confidence and use of our Funds. We look forward to reporting to you on the QES Dynamic Fund in the future.

Best regards,

Catherine Ayers-Rigsby

Advisors Preferred

QES Credit Long/Short Strategy Fund

Portfolio Review (Unaudited)

June 30, 2015

The Fund’s performance figures* for the period ended June 30, 2015, as compared to its benchmarks:

Since Inception+
QES Credit Long/Short Strategy Fund - Class A	(6.83)%
QES Credit Long/Short Strategy Fund - Class A with load	(11.69)%
Barclays 1-3 Month U.S. Treasury Bill Index	0.01%

+	Inception date of the Fund is February 2, 2015.

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s Prospectus dated December 31, 2014, for Class A was 1.70%. For performance information current to the most recent month-end, please call 1-844-798-3877.

**	The Barclays 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month. Investors cannot invest directly in an index.

Top Holdings	% of Net Assets
Money Market Fund	13.6%
Other Assets Less Liabilities	86.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

QES Credit Long/Short Strategy Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2015

Shares		Value
	MONEY MARKET FUNDS - 13.6%
978	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, 0.10% *	$978
2,037	STIT - Liquid Assets Portfolio - Institutional Class, 0.10% *	2,037
	(Cost - $3,015)	3,015

	TOTAL INVESTMENTS - 13.6% (Cost - $3,015) (a)	$3,015
	OTHER ASSETS LESS LIABILITIES- 86.4%	19,087
	NET ASSETS - 100.0%	$22,102

*	Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $3,015 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$—

See accompanying notes to financial statements.

QES Credit Long/Short Strategy Fund

Statement Of Assets and Liabilities (Unaudited)

June 30, 2015

ASSETS
Investment securities:
At cost	$3,015
At fair value	$3,015
Prepaid expenses and other assets	19,087
TOTAL ASSETS	22,102

NET ASSETS	$22,102

NET ASSETS CONSIST OF:
Capital Stock	1,794,383
Accumulated net investment loss	(96,618)
Accumulated net realized loss from investments, futures and swaps	(1,675,663)
Net unrealized appreciation on investments	—
NET ASSETS	$22,102

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$22,102
Shares of beneficial interest outstanding [No par value, unlimited shares of beneficial interest authorized]	1,978 (a)
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.18
Maximum Offering Price Per Share (Maximum sales charge of 5.75%)	$11.86

(a)	Amount is rounded.

See accompanying notes to financial statements.

QES Credit Long/Short Strategy Fund

Statement of Operations (Unaudited)

For the Period* Ended June 30, 2015

INVESTMENT INCOME
Interest	$6,473
TOTAL INVESTMENT INCOME	6,473

EXPENSES
Investment advisory fees	64,003
Distribution (12b-1) fees	16,001
Miscellaneous expenses	24,172
TOTAL EXPENSES	104,176

Less: Fees waived by the Advisor	(1,085)

NET EXPENSES	103,091

NET INVESTMENT LOSS	(96,618)

REALIZED AND UNREALIZED LOSS FROM FUTURES AND SWAPS
Net realized loss from:
Futures	(1,579,540)
Swaps	(96,123)
(1,675,663)
NET REALIZED AND UNREALIZED LOSS FROM FUTURES AND SWAPS	(1,675,663)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,772,281)

*	Fund commenced operations on February 2, 2015.

See accompanying notes to financial statements.

QES Credit Long/Short Strategy Fund

Statement of Changes in Net Assets (Unaudited)

For the
Period* Ended
June 30, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss	$(96,618)
Net realized loss from futures and swaps	(1,675,663)
Net change in unrealized appreciation (depreciation) on investments	—
Net decrease in net assets resulting from operations	(1,772,281)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	28,385,626
Payments for shares redeemed:	(26,603,568)
Total increase in net assets from share of beneficial interest	1,782,058

TOTAL INCREASE IN NET ASSETS	9,777

CAPITAL CONTRIBUTION FROM THE ADVISOR	12,325

NET ASSETS
Beginning of Period	—
End of Period^	$22,102
^ Includes undistributed net investment loss	$(96,618)

SHARE ACTIVITY
Shares Sold	2,370,535
Shares Redeemed	(2,368,557)
Net increase (decrease) in shares of beneficial interest outstanding	1,978

*	Fund commenced operations on February 2, 2015.

See accompanying notes to financial statements.

QES Credit Long/Short Strategy Fund

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	For the
	Period Ended
	June 30, 2015 (a)
	(Unaudited)
Net asset value, beginning of period	$12.00
Activity from investment operations:
Net investment loss (b)	(0.07)
Net realized and unrealized loss on investments	(0.76)
Total from investment operations	(0.83)

Capital contribution from the Advisor	0.01

Net asset value, end of period	$11.18

Total return (c)	(6.83	)% (d)(f)

Net assets, at end of period (000s)	$22

Ratio of expenses to average net assets, after waiver	1.61	% (e)
net assets, before waiver	1.63	% (e)
Ratio of net investment loss to average net assets	(1.51	)% (e)

Portfolio Turnover Rate	0	% (d)

(a)	Class A commenced operation on February 2, 2015.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns does not include the effect of sales charges.

(d)	Not annualized.

(e)	Annualized.

(f)	Total return without the contribution from the Advisor would have been (6.92)%.

See accompanying notes to financial statements.

QES Credit Long/Short Strategy Fund

Notes to Financial Statements (Unaudited)

June 30, 2015

1.	ORGANIZATION

QES Credit Long/Short Strategy Fund (the “Fund”) is a non-diversified series of shares of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company. The Fund seeks investment results, before fees and expenses, that track the performance of the QES Credit Long/Short Strategy Index. The Fund commenced operations on February 2, 2015. Effective May 11, 2015, the Fund was fully invested in money market instruments and did not achieve its investment objective.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the

QES Credit Long/Short Strategy Fund

Notes to Financial Statements (Unaudited)(Continued)

June 30, 2015

value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

QES Credit Long/Short Strategy Fund

Notes to Financial Statements (Unaudited)(Continued)

June 30, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Short-Term Investments	$3,015	$—	$—	$3,015
Total Investments	$3,015	$—	$—	$3,015

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of any level during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting year.

*	Refer to the Portfolio of Investments for industry classifications.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on the ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

QES Credit Long/Short Strategy Fund

Notes to Financial Statements (Unaudited)(Continued)

June 30, 2015

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. Government securities, and derivatives, amounted to $0 and $0, respectively.

Swap Contracts – The Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, the Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Fund may enter into Credit default swaps (“CDS”) . CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

QES Credit Long/Short Strategy Fund

Notes to Financial Statements (Unaudited)(Continued)

June 30, 2015

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The Fund collateralizes swap agreements with cash and certain securities as indicated on the Portfolio of Investments of the Fund and Statement of Assets and Liabilities, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Amounts expected to be owed to the Fund may be collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well- capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

Exchange Traded Funds (“ETFs”) – The Fund may invest in ETFs. ETFs are typically a type of index bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: Mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Forward Foreign Currency Exchange Contracts – The Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund is also exposed to credit risk associated

QES Credit Long/Short Strategy Fund

Notes to Financial Statements (Unaudited)(Continued)

June 30, 2015

with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts – The Fund is subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Impact of Derivatives on the Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended June 30, 2015:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swaps/Futures	Net realized gain (loss) from swaps
Net realized gain (loss) from futures
Net unrealized appreciation (depreciation) on swaps
Net unrealized appreciation (depreciation) on futures

The following is a summary of the Fund’s realized gain/(loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the period ended June 30, 2015:

				Total for the
				Period Ended
Derivative Investment Type	Interest Rate Risk	Equity Risk	Credit Risk	June 30, 2015
Swaps	$—	$—	$(96,123)	$(96,123)
Futures	(186,412)	—	(1,393,128)	(1,579,540)
Total	$(186,412)	$—	$(1,489,251)	$(1,675,663)

QES Credit Long/Short Strategy Fund

Notes to Financial Statements (Unaudited)(Continued)

June 30, 2015

Associated Risks

The derivative instruments as disclosed in the amounts of realized losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Counterparty Risk: The Fund invests in derivative instruments (the “Product”) issued for the Fund by Credit Suisse. If Credit Suisse becomes insolvent, Credit Suisse may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Credit Suisse’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

4.	INVESTMENT ADVISORY AGREEMENTS / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Advisors Preferred LLC (“Advisor”), serves as investment Advisor to the Fund.

The Board has adopted a Distribution Plan and Agreement (the “Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act and a Shareholder Servicing Plan (the “Servicing Plan”). The Rule 12b-1 Plan and Servicing Plan provide that a monthly distribution and service fee is calculated by the Fund at an annual rate of up to 0.25% of its average daily net assets and is paid to Ceros Financial Services, Inc. (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance accounts, not otherwise required to be provided by the Advisor. The 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. During the period ended June 30, 2015 pursuant to the Rule 12b-1 Plan and Servicing Plan, the Fund paid $16,001 which was paid out to brokers and dealers. The Distributor is an affiliate of the Advisor.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. Pursuant to the advisory agreement, the Advisor received $64,003 in advisory fees for the period ended June 30, 2015. The Advisor waived $1,085 in advisory fees from the period May 11, 2015 to June 30, 2015 when

QES Credit Long/Short Strategy Fund

Notes to Financial Statements (Unaudited)(Continued)

June 30, 2015

the Fund was not pursuing its investment objective.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. These expenses are the responsibility of the Advisor.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Each Trustee who is not an “interested person” of the Trust or Advisor was compensated at a rate of $15,000 per year, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

During the period ended June 30, 2015, Ceros, a registered broker/dealer and an affiliate of the Advisor did not execute any trades on behalf of QES Credit Long/Short Strategy Fund.

5.	CAPITAL CONTRIBUTION FROM THE ADVISOR

In order to mitigate the negative impact from large redemptions from the Fund due to rounding of the net asset value per share, the Advisor contributed $12,325 to the Fund to maintain a stable net asset value for the benefit of shareholders.

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statement other than that disclosed below.

On July 13, 2015, the Fund was renamed the QES Dynamic Fund with a new investment objective of seeking investment results, before fees and expenses, that are similar to those of the U.S. corporate high-yield bond market.

QES Credit Long/Short Strategy Fund

Expense Example (Unaudited)

June 30, 2015

As a shareholder of QES Credit Long/Short Strategy Fund, you incur two types of costs: (1) transaction costs; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the QES Credit Long/Short Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from the Fund’s inception through June 30, 2015^.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the QES Credit Long/Short Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
		Beginning	Ending
	Annualized	Account	Account	Expenses Paid During
Actual	Expense	Value	Value	Period *
Expenses	Ratio	2/2/2015	6/30/2015	2/2/2015-6/30/2015
Class A	1.61%	$1,000.00	$931.70	$6.31

Table 2
		Beginning	Ending
Hypothetical	Annualized	Account	Account	Expenses Paid During
(5% return before	Expense	Value	Value	Period **
expenses)	Ratio	2/2/2015	6/30/2015	1/1/2015-6/30/2015
Class A	1.61%	$1,000.00	$1,016.81	$8.05

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (148) divided by the numbers of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the numbers of days in the fiscal year (365).

^	Fund commenced operations on February 2, 2015.

QES Credit Long/Short Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2015

Approval of Advisory Agreement – QES Credit Long/Short Strategy Fund

At a meeting held on November 17 & 18, 2014, (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the QES Credit Long/Short Strategy Fund (the “Fund”).

In connection with the Board’s consideration of the Agreement, the Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of investment management personnel; (b) the Adviser’s operations and financial condition; (c) the Adviser’s brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s proposed overall fees and operating expenses compared with similar mutual funds; (f) the anticipated level of profitability from the Adviser’s fund-related operations; (g) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (h) information regarding the historical performance record of other investment funds advised by the Adviser.

In its consideration of the approval of the Advisory Agreement, the Trustees did not identify any single factor as controlling. Matters considered by the Trustees in connection with their approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser relating to the Advisory Agreement between the Trust and the Adviser. With respect to the nature, extent and quality of services to be provided by the Adviser, the Independent Trustees reviewed the Adviser’s Form ADV, a description of the manner in which investment decisions will be made and executed for the Fund, a description of the services to be provided by the Adviser to the Fund, a review of the professional personnel performing services that would perform services for the Fund, including the team of individuals that primarily monitor and execute the investment and administration process, and a certification from the Adviser certifying that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics. In reaching their conclusions, the Trustees considered that the Adviser will exercise day-to–day investment management of the Fund based upon index data and index construction supplied to the Adviser by Quantitative Equity Strategies, LLC (“QES”). The Trustees then reviewed the description provided by the Adviser of its practices for monitoring compliance with the Fund’s investment limitations and concluded that such practices were adequate. They discussed the experience of the Adviser’s head trader, and his ability to implement the index strategy. The Trustees then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund was expected to be more than satisfactory.

Performance. The Trustees considered that the Adviser will be responsible for the day-to-day investment decisions of the Fund and that the Fund’s performance will track the performance of the QES Long/Short Credit Strategy Index (the “Index”). The Trustees reviewed the hypothetical performance results of the Index for annual periods dating back to December of 2001, and compared the Index performance to both the S&P 500 Index and the Barclays Aggregate Bond Index and found the performance of the Index to be satisfactory. In response to Board inquiry, a representative of the Adviser described the scrutiny applied by the Adviser to the hypothetical prior performance. The Trustees noted that the performance metrics also included measures of correlation and upside and downside capture ratios relative to the S&P 500 Index. The Trustees concluded that the Adviser has generally delivered positive performance for other funds advised by the Adviser, and based on the information provided, the

QES Credit Long/Short Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2015

Trustees concluded that the Adviser has sufficient expertise to deliver an acceptable level of investment return to shareholders and successfully execute the index strategy.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser, the Trustees discussed a comparison of the proposed advisory fee and estimated total operating expense data included in the Board Materials that compared the Fund’s proposed advisory fee and estimated overall expenses to the Morningstar Convertible and Nontraditional Bond categories. The Trustees considered that the proposed management fee of 1.00% of the Fund’s average net assets was higher than the mean for each of the Convertible and Nontraditional Bond categories, but not the highest. The Trustees also considered that compared to funds categorized as Nontraditional Bond that also utilize long/short strategies, the Fund’s proposed management fee was less than the mean of that group.

The Trustees also considered overall estimated Fund expenses, noting that the net expense ratio of Class A shares of the Fund was estimated to be 1.80%, inclusive of estimated acquired fund fees and expenses. The Trustees considered that the estimated overall expense ratio was higher than the mean for each of the Convertible and Nontraditional Bond categories, but not the highest. The Trustees also considered that compared to funds categorized as Nontraditional Bond that also utilize long/short strategies, the Fund’s proposed expense ratio was similar to the mean of that group. The Trustees concluded that the advisory fee was reasonable in relation to the services to be rendered by the Adviser and that the overall expense ratios were acceptable in light of these factors.

Profitability. The Board also considered the level of profits that could be expected to accrue to the Adviser with respect to the Fund. The Board reviewed a profitability analysis prepared by the Adviser based on the estimated assets under management for the Fund’s first year of operations, and concluded that based on the services provided and the estimated costs of managing the Fund, that the fees were reasonable and that anticipated profits from the Adviser’s relationship with the Fund was not excessive.

Economies of Scale. The Trustees considered whether the Adviser would realize economies of scale with respect to its management of the Fund. The Trustees considered the estimated size of the Fund and concluded that for the initial term of the Advisory Agreement, it is unreasonable to expect that the Adviser will achieve any meaningful economies of scale with respect the Fund. The Trustees agreed to reevaluate the issue at the next renewal period.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders. In considering the Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.

PRIVACY NOTICE

Rev. Jan. 2013

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3877 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N- Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-747-9555.

INVESTMENT ADVISOR

Advisors Preferred LLC

1445 Research Blvd., Suite 530

Rockville, MD 20850

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, Principal Executive Officer

Date 9/8/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, Principal Executive Officer

Date 9/8/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 9/8/15